Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

14Goodwill

RMB’000
Cost:
At January 1, 2024	21,643
Exchange realignment	(225)

At December 31, 2024	21,418
Acquisition of subsidiaries (Note 28)	204,790
Exchange realignment	(3,021)

At December 31, 2025	223,187

Impairment:
At January 1, 2024, December 31, 2024 and December 31, 2025	—

Carrying amount:
At December 31, 2024	21,418

At December 31, 2025	223,187

Impairment tests for cash-generating unit (CGU) containing goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGU as follows.

	As at December 31,
	2024	2025
	RMB’000	RMB’000
MINISO SG Pte. Ltd.	21,418	21,970
MINISO Winky Italy S.r.l	—	23,449
MINISO France	—	177,768

	21,418	223,187

For MINISO France, the recoverable amount of CGU was determined based on its fair value less costs of disposal calculation using cash flow projections based on financial budgets covering a five-year period approved by management.

The pre-tax discount rate applied to the cash flow projections of MINISO France was 14.42% (2024: N/A) and reflects specific risks relating to the CGU. The cash flows beyond the five-year period were extrapolated using a growth rate of 2.0% (2024: N/A). This growth rate did not exceed the long-term average growth rate for the business in which the CGU operates.

Management believes that any reasonably possible change in any of these assumptions would not cause the aggregate carrying amounts of the above CGUs that contain goodwill to exceed their recoverable amounts.